Taxes (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes
Adjustment previous year	SEK 0	SEK 4	SEK 0
Current tax	(262)	(382)	(348)
Deferred tax	27	156	0
Total tax expense (income)	(235)	(222)	(348)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Current tax	27	27	(63)
Tax on items to be reclassified to profit or loss - Deferred tax			112
Tax on items not to be reclassified to profit or loss - Deferred tax	1	6	(11)
Income tax related to other comprehensive income	SEK 28	SEK 33	SEK 38